Schedule of Notes Payable Related Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Balance - December 31, 2023	$ 4,802,115
Advances	1,375,000	5,267,500
Debt discount	(345,893)	(1,608,900)
Amortization of debt discount	531,012	1,406,015
Repayments		(262,500)
Balance - March 31, 2024	6,237,234	4,802,115
Repayments notes payable		(262,500)
Nonrelated Party [Member]
Balance - December 31, 2023
Balance - March 31, 2024	5,307,143
Next NRG Holding Corp [Member]
Balance - December 31, 2023	3,869,650	34,650
Debt discount	(1,227,500)
Amortization of debt discount	438,393
Balance - March 31, 2024	10,541,793	3,869,650
Proceeds notes payable	8,792,500	3,835,000
Repayments notes payable	(1,331,250)
Next NRG Holding Corp [Member] | Related Party [Member]
Balance - December 31, 2023	3,869,650	34,650
Debt discount
Amortization of debt discount
Balance - March 31, 2024	5,234,650	3,869,650
Proceeds notes payable		3,835,000
Proceeds notes payable	1,365,000
Repayments notes payable
Next NRG Holding Corp [Member] | Nonrelated Party [Member]
Balance - December 31, 2023
Debt discount	(1,227,500)
Amortization of debt discount	438,393
Balance - March 31, 2024	5,307,143
Proceeds notes payable	7,427,500
Repayments notes payable	$ (1,331,250)